COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 7-COMMITMENTS AND CONTINGENCIES

Leases

The Company has entered into various non-cancelable operating, office space, manufacturing facilities leases. Future minimum lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2017 are as follows:

Amount
(in thousands)
2018	$1,575
2019	1,497
2020	1,013
2021	591
2022	—
Thereafter	—

Total	$4,676

Rent expense for the years ended December 31, 2017, 2016 and 2015 was $1.9 million, $1.4 million and $1.6 million, respectively.

India Department of Telecommunication Security and Supply Chain Standards

India’s Department of Telecommunications (“DOT”) requires equipment manufacturers to meet certain security and supply chain standards to the satisfaction of Indian authorities. The Company entered into these separate general security agreements with several customers in India which establish detailed security and supply chain standards covering products supplied to these telecommunication customers as required by the Indian authorities. When signing agreement in 2010, we assumed we had unlimited penalty uncertainty and no revenue was recognized for any orders associated with the DOT agreement.

In 2015, the Company reassessed the revenue recognition on these agreements and concluded the likelihood of DOT non-compliance was low. This assessment is based on several factors, including 1) decreasing activities under these customer contracts; 2) no reports or findings of any spyware or malware in the equipment supplied by the Company in the past 5 year period, which is approximately the estimated useful life of such kind of equipment; and 3) quality assurance reports about the reliability of our equipment. As a result of this assessment, the Company considered it appropriate to recognize revenue. In 2015, the Company recognized $11.8 million revenues with $5.4 million cost of goods, which included equipment revenue of $5.6 million with $5.4 million cost of goods, and equipment based service revenue of $6.2 million with $0.01 million cost of goods.

Contractual obligations and commercial commitments

Letters of credit:

The Company issues bid bond, commercial letters of credit or standby letters of credit primarily to support international sales activities outside of China and in support of purchase commitments. When the Company submits a bid for a sale, often the potential customer will require that the Company issue a bid bond or a standby letter of credit to demonstrate its commitment through the bid process. In addition, the Company may be required to issue standby letters of credit as guarantees for advance customer payments upon contract signing or performance guarantees. The standby letters of credit usually expire without being drawn by the beneficiary thereof. Finally, the Company may issue commercial letters of credit in support of purchase commitments. As of December 31, 2017, the Company’s outstanding letters of credit approximated $20.9 million. These balances are included in the balance of Short-term restricted cash and Long-term restricted cash.

Purchase commitments:

The Company is obligated to purchase raw materials and work-in-process inventory under various orders from various suppliers, all of which should be fulfilled without adverse consequences material to the Company’s operations or financial condition. At December 31, 2017, the Company had outstanding purchase commitments, including agreements that are non-cancelable and cancelable, approximating $106.3 million.

Intellectual property:

Certain sales contracts include provisions under which customers are indemnified by the Company in the event of, among other things, a third party claim against the customer for intellectual property rights infringement related to the Company’s products. There are no limitations on the maximum potential future payments under these guarantees. The Company has not accrued any amounts in relation to these provisions as no such claims have been made and the Company believes it has valid enforceable rights to the intellectual property embedded in its products.

Uncertain Tax Positions:

As of December 31, 2017, the Company had $18.7 million of gross unrecognized tax benefits, of which $2.0 million related to tax benefits that, if recognized, would impact the annual effective tax rate. The remaining $16.7 million gross unrecognized tax benefits, if recognized, would impact certain deferred tax assets.

Litigation:

The Company is a party to other litigation matters and claims that are normal in the course of operations, and while the results of such litigation matters and claims cannot be predicted with certainty, management of the Company believes that the final outcome of such matters will not have a material adverse impact on the Company’s financial position, results of operations or cash flows.